Members' Equity - Common Units (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) shares
Mezzanine and Members' Equity
Vote per common unit | Vote			1
Option to purchase common unit exercised	2,928,000		3,483,000	105,000
Proceeds from option exercises | $	$ 470	$ 11	$ 748	$ 43
Number of common units repurchased			15,000	55,000
Original price for repurchase of units | $			$ 4	$ 22
Premium for repurchase of units | $			$ 13	$ 27
Number of common units reserved under the Company's equity incentive plan	96,800,000		96,800
Number of options available to issue for the purchase of common units	475,000		1,525,000